Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of accrued expenses [Abstract]
Clinical research organization services and expenses	$ 995,088	$ 1,826,479
Employee compensation	357,535	520,795
Preclinical and manufacturing expenses	293,150
Legal and consulting services	39,058	29,656
Minimum license royalties	10,000
Total accrued expenses	$ 1,694,831	$ 2,376,930